Expense Example {- Fidelity® SAI Real Estate Index Fund} - 07.31 Fidelity SAI Real Estate Index Fund PRO-08 - Fidelity® SAI Real Estate Index Fund - Fidelity SAI Real Estate Index Fund-Default	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 7
3 years	39
5 years	78
10 years	$ 192